LEASES - Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 10,019
Operating cash flows from finance leases (interest payments)	460
Financing cash flows from finance leases	3,088
Leased assets obtained in exchange for new operating lease liabilities	84,078
Leased assets obtained in exchange for new finance lease liabilities	$ 9,693